Related Company Transactions - Balances (Details) (USD $) In Millions, unless otherwise specified								0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 KCSR [Member]		Dec. 31, 2011 KCSR [Member]		Dec. 31, 2012 KCSR [Member] Unsecured Notes Payable [Member] Maximum [Member]	Dec. 31, 2012 KCSR [Member] Unsecured Notes Payable [Member] LIBOR Plus Percent [Member] Maximum [Member]	Dec. 31, 2012 KCSM Servicios [Member]		Dec. 31, 2011 KCSM Servicios [Member]		Dec. 31, 2012 Superior Tie & Timber [Member]	Dec. 31, 2011 Superior Tie & Timber [Member]	Dec. 31, 2012 FTVM [Member]	Dec. 31, 2011 FTVM [Member]	Dec. 31, 2012 Servicios Ferroviarios Europeos [Member]	Dec. 31, 2011 Servicios Ferroviarios Europeos [Member]	Dec. 31, 2012 Nafta Rail [Member]	Dec. 31, 2011 Nafta Rail [Member]	Dec. 31, 2012 KCS [Member]		Dec. 31, 2011 KCS [Member]
Related Party Transaction [Line Items]
Related company receivables	$ 0.1	$ 40.0	$ 6.6	$ 40.0	[1]	$ 6.6	[1]
Related company payables		6.9	6.7							3.5	[2]	0	[2]	1.6	0.7	1.3	1.2	0.5	0.5	0	4.3
Related company debt, short-term		0	39.0																			0	[3]	39.0	[3]
Related company debt, long-term	$ 148.2	$ 178.3	$ 217.5	$ 112.8	[4]	$ 200.0	[4]															$ 65.5	[3]	$ 17.5	[3]
Debt instrument, maturity date								Dec. 31, 2016
Percentage points added to the reference rate									2.50%

[1]	This balance is comprised primarily of receivables from KCSR originated in the normal course of business.
[2]	This balance is comprised primarily of employee services provided by KCSM Servicios.
[3]	The outstanding balance represents unsecured loan agreements with a wholly-owned subsidiary of KCS.
[4]	Notes payable to KCSR due no later than December 31, 2016, which bear interest at 1-year LIBOR plus 2.5%. These notes were issued in conjunction with the Company’s capital distributions. See Note 10 “Stockholders’ Equity.”